Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Administrative expenses
General and administrative expense (Note 18)	$ 2,345	$ 1,173
Administrative expenses	(2,345)	(1,173)
Other income (expenses)
Financial instrument related cost and other (Note 19)	174	(508)
Foreign exchange	18	17
Interest, net	(5)	30
Other expense		(1)
Net loss and comprehensive loss	(2,158)	(1,635)
Loss and comprehensive loss attributable to:
Parent	(2,022)	(1,115)
Non-controlling interests	(136)	(520)
Net loss	$ (2,158)	$ (1,635)
Loss per share – basic and diluted attributable to Parent	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding	254,983,579	200,611,435